BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2016
TLS
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

The following table summarizes the final allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from TLS on August 28, 2014.

Thousands of Yen
Trade accounts receivable	¥264,809
Prepaid expense	72,431
Property and equipment	57,805
Other intangible assets	384,626
Other	9,692
Total assets acquired	789,363

Current liabilities	48,669
Total liabilities assumed	48,669

Total identified net assets	740,694

Goodwill	150,881
Purchase price	¥891,575

Summary of revenue and income (loss) attributable to acquisition

The following table provides revenues and net loss of TLS that were included in the Company's consolidated statement of income for the year ended March 31, 2015.

Thousands of Yen
Revenues	¥963,666
Loss before income taxes	15,438

EvD, Inc
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

The following table summarizes the allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed from EvD on July 31, 2015.

Thousands of Yen
Cash and cash equivalent	¥179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281

Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050

Total identified net assets	2,218,231

Goodwill	2,162,944
Purchase price	¥4,381,175

Summary of revenue and income (loss) attributable to acquisition

The following table provides revenues and net income of EvD included in the Company's consolidated statement of operations for the year ended March 31, 2016.

Thousands of Yen
Revenues	¥3,419,285
Net income	108,475

Schedule of unaudited pro forma results of operations of acquisition

	Thousands of Yen
	2015	2016
Revenues	¥9,353,228	¥12,188,764
Income before income taxes	1,058,913	(73,273)

	Thousands of Yen
	2015	2016

Pro forma basic net income per share	¥16.7	¥(9.1)
Pro forma diluted net income per share	16.3	(8.9)